Consolidated Statements of Profit and Loss - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Continuing Operations
Net revenue		€ 7,212,382	€ 6,591,977	[1]	€ 6,063,967	[1]
Cost of sales		(4,417,844)	(4,108,495)	[1]	(3,850,257)	[1]
Gross Margin		2,794,538	2,483,482	[1]	2,213,710	[1]
Research and development		(384,036)	(395,282)	[1]	(361,140)	[1]
Selling, general and administration expenses		(1,255,291)	(1,372,665)	[1]	(1,195,847)	[1]
Operating Expenses		(1,639,327)	(1,767,947)	[1]	(1,556,987)	[1]
Other income		0	3,042	[1]	22,235	[1]
Profit of equity accounted investees with similar activity to that of the Group		36,804	63,740	[1]	103,478	[1]
Operating Result		1,192,015	782,317	[1]	782,436	[1]
Finance income		44,423	62,430	[1]	33,859	[1]
Finance costs		(714,765)	(596,884)	[1]	(478,323)	[1]
Dividends		2,060
Financial cost of sale of trade receivables		(30,782)	(24,993)	[1]	(18,201)	[1]
Change in fair value of financial instruments		19,882	1,459	[1]	11,999	[1]
Impairment of financial investments		(9,081)
Exchange differences		(59,756)	(16,386)	[1]	7,725	[1]
Finance result		(748,019)	(574,374)	[1]	(442,941)	[1]
Profit/(loss) of other equity accounted investees	[1]		(922)		(1,482)
Profit before income tax		443,996	207,021	[1]	338,013	[1]
Income tax expense		(231,190)	(43,349)	[1]	(90,111)	[1]
Consolidated net profit		212,806	163,672	[1]	247,902	[1]
Profit attributable to the Parent		156,920	42,318	[1]	185,035	[1]
Profit attributable to non-controlling interest		€ 55,886	€ 121,354	[1]	€ 62,867	[1]
Basic earnings per share (Euros)		€ 0.23	€ 0.06	[1]	€ 0.27	[1]
Diluted earnings per share (Euros)		€ 0.23	€ 0.06	[1]	€ 0.27	[1]

[1]	Restated figures (Note 2.d)